General (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2020	Nov. 30, 2015	Dec. 31, 2020	Dec. 31, 2019
General (Textual)
Accumulated deficit			$ (77,521)	$ (49,522)
Description of warrants to purchase ADS		Each ADS represents 10 ordinary shares with no par value following a reverse split in effect from August 23, 2020 (see Note 10A). Each 10 warrants enables the purchase of 1 ADS.
Contract to acquire, percentage	100.00%
Private and public financing total value			$ 93,800